Income Tax (Details) - Schedule of comprehensive income/(loss) differs from the amount - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Comprehensive Income Loss Differs From The Amount [Abstract]
Income before income taxes	¥ 66,114	¥ 72,823	¥ 92,934
Income tax computed at PRC statutory tax rate	16,529	18,206	23,234
Effect of non-taxable income	(2,917)	(3,369)	(3,516)
Effect of non-deductible expenses	3,521	2,983	2,085
Effect of preferential tax rate	(7,041)	(11,571)	(10,690)
Deferred tax assets losses not recognized	9,516	8,470	3,408
Others	409	323	(487)
Total	¥ 20,017	¥ 15,042	¥ 14,034